Acquisition Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Acquisition Contract Liabilities

The following table provides a summary of the transaction under the settlement Agreement:

(in thousands)
Release of contingent consideration	$(2,500)
Release of start-up cost financing	(7,300)
Transfer of Investment in Biofrontera AG	$2,415
Gain on settlement	$(7,385)